Other Expense (Income), Net	6 Months Ended	12 Months Ended
	Sep. 30, 2021	Mar. 31, 2021
Other Income and Expenses [Abstract]
Other Expense (Income), Net
Note 14—Other Expense (Income), Net
Other expense (income), net was as follows (in thousands):

	Three Months Ended September 30,		Six Months Ended September 30,
	2021	2020	2021	2020
Loss from equity method investment	$—	$—	$—	$3,750
Interest income	(62)	(579)	(133)	(1,200)
Interest expense	1,552	608	4,065	1,399
Other expense (income)	2,202	(786)	(374)	(1,864)

Total	$3,692	$(757)	$3,558	$2,085

Note 17—Other Expense, Net
Other expense, net from continuing operations was as follows (in thousands):

	Years Ended March 31,
	2021	2020
Loss from equity method investment	$3,750	$21,386
Interest income	(1,418)	(17,990)
Interest expense	2,809	7,683
Other expense	3,560	2,543

Total	$8,701	$13,622